Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	Jul. 26, 2017	May 31, 2016
Subsequent Event [Line Items]
Special cash dividend declared per share		$ 0.4
Subsequent Event [Member]
Subsequent Event [Line Items]
Special cash dividend declared per share	$ 0.45
Dividend payable date	Oct. 06, 2017
Ex-dividend date	Sep. 01, 2017
Aggregate amount of cash dividends to be paid	$ 70.0
Shareholders date of record	Sep. 06, 2017